Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Common Stock [Member]
Debt Issuance Cost	$ 856,800
Class A convertible preferred stock [Member]
Debt Issuance Cost		$ 577,600
Class B Convertible Preferred Stock [Member]
Debt Issuance Cost	$ 577,700	$ 249,000